Deferred Income Tax Assets and Liabilities - Activity in the Company valuation allowance for deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets and Liabilities
Balance at beginning of year	$ 11,678	$ 18,981	$ 23,270
Amounts provided for during the year	1,597	343	589
Amounts used and reversed during the year	(676)	(7,435)	(4,511)
Foreign currency translation	278	(211)	(367)
Balance at end of year	$ 12,877	$ 11,678	$ 18,981